Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets
Schedule of intangible assets, net

	December 31,
	2017	2016
	(in thousands)
Proprietary modified-release drug delivery technology	$15,600	$15,600
Tussionex ANDA	4,829	4,829
CPI profit sharing	2,043	2,043
Patents	2,302	2,191
Other	1,035	785

	25,809	25,448
Accumulated amortization	(9,461)	(7,801)

	$16,348	$17,647

Schedule of aggregate amortization of intangible assets
Year ending	December 31,
(in thousands)
2018	$1,604
2019	1,604
2020	1,604
2021	1,604
2022	1,604
Thereafter	6,237

$14,257